UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:

This  Amendment  (Check  only one.):         [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Mercer Trust Company
Address:                    One Investors Way
                            Norwood, MA 02062


13F File Number:            028-14465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:


Name:                            Martin Wolin
Title:                           Chief Compliance Officer
Phone:                           617 747 9559

Signature, Place, and Date of Signing:
/s/ Martin Wolin, Boston, MA, April 29, 2013


Report Type (Check only one.):
                                 [ ]       13F HOLDINGS REPORT.
                                 [X]       13F NOTICE.
                                 [ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NAME                                               13F FILE NUMBER
----                                               ---------------
Aberdeen Asset Management, Inc.                       028-11020
Aronson & Johnson & Ortiz, LP                         028-05508
Barrow, Hanley, Mewhinney & Strauss, LLC              028-01006
BlackRock Financial Management, Inc.                  028-04293
Goldman Sachs Asset Management, LP                    028-10981
Goodwin Capital Advisors, Inc.                        028-12511
Income Research & Management                          028-10329
Janus Capital Management LLC                          028-01343
Jennison Associates, LLC                              028-00074
MacKay Shields LLC                                    028-00046
Neuberger Berman LLC                                  028-00454
NISA Investment Advisors, LLC                         028-04668
Pacific Investment Management Company LLC             028-10952
Prudential Investment Management, Inc.                028-04217
Rothschild Asset Management, Inc.                     028-00306
Systematic Financial Management, LP                   028-05015
The Boston Company Asset Management, LLC
(See Bank of New York Mellon Corp)                    028-12592
Western Asset Management Company                      028-10245
Westfield Capital Management Company, LP              028-10220
Winslow Capital Management,LLC                        028-03676